LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–92.01%
Aerospace & Defense–0.43%
†Axon Enterprise	850	$ 77,095
Curtiss-Wright	7,350	685,461
HEICO Class A	3,450	305,877
Huntington Ingalls Industries	1,185	166,788
Northrop Grumman	2,420	763,486
Raytheon Technologies	6,300	362,502
Spirit AeroSystems Holdings Class A	3,500	66,185
†Teledyne Technologies	375	116,329
Textron	2,300	83,007
		2,626,730
Air Freight & Logistics–0.24%
CH Robinson Worldwide	2,800	286,132
Expeditors International of Washington	6,100	552,172
United Parcel Service Class B	2,110	351,589
†XPO Logistics	3,000	253,980
		1,443,873
Airlines–0.61%
†Alaska Air Group	10,100	369,963
†JetBlue Airways	37,600	426,008
†Southwest Airlines	77,541	2,907,787
		3,703,758
Auto Components–0.46%
BorgWarner	62,421	2,418,190
†Lear	3,130	341,326
		2,759,516
Automobiles–0.15%
†Ford Motor	133,400	888,444
		888,444
Banks–5.78%
Bank of America	85,840	2,067,886
Citigroup	31,780	1,370,036
Citizens Financial Group	175,574	4,438,511
Fifth Third Bancorp	241,992	5,159,269
First Horizon National	21,200	199,916
First Republic Bank	26,924	2,936,331
Huntington Bancshares	307,178	2,816,822
KeyCorp	11,300	134,809
M&T Bank	49,773	4,583,596
Popular	24,900	903,123
Regions Financial	320,358	3,693,728
Signature Bank	2,250	186,728
Sterling Bancorp	33,500	352,420
†SVB Financial Group	975	234,604
TCF Financial	99,034	2,313,434
Truist Financial	16,990	646,469
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Western Alliance Bancorp	10,930	$ 345,607
Zions Bancorp	86,390	2,524,316
		34,907,605
Beverages–1.04%
Constellation Brands Class A	21,991	4,167,515
Keurig Dr Pepper	76,044	2,098,814
		6,266,329
Biotechnology–0.88%
AbbVie	17,765	1,556,036
†Alexion Pharmaceuticals	4,620	528,667
Amgen	3,850	978,516
†Biogen	1,980	561,687
†BioMarin Pharmaceutical	1,200	91,296
†Bluebird Bio	4,300	231,985
†Exelixis	5,900	144,255
Gilead Sciences	3,990	252,128
†Incyte	750	67,305
†Moderna	10,600	749,950
†Neurocrine Biosciences	1,300	125,008
†Sarepta Therapeutics	75	10,532
		5,297,365
Building Products–1.28%
Fortune Brands Home & Security	61,499	5,320,893
Masco	6,800	374,884
Owens Corning	13,270	913,109
Trane Technologies	9,150	1,109,438
		7,718,324
Capital Markets–4.69%
Affiliated Managers Group	550	37,609
Ameriprise Financial	59,500	9,169,545
Bank of New York Mellon	12,010	412,423
Cboe Global Markets	250	21,935
Evercore Class A	400	26,184
Goldman Sachs Group	1,640	329,591
KKR & Co Class A	3,200	109,888
Lazard Class A	1,100	36,355
LPL Financial Holdings	11,250	862,537
Morningstar	3,150	505,922
Northern Trust	54,507	4,249,911
Raymond James Financial	62,457	4,544,371
State Street	23,330	1,384,169
T. Rowe Price Group	47,854	6,135,840
Virtu Financial Class A	20,700	476,307
		28,302,587
Chemicals–1.86%
Ashland Global Holdings	700	49,644
†Axalta Coating Systems	6,500	144,105
Cabot	590	21,258
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Celanese	31,948	$ 3,432,813
DuPont de Nemours	6,600	366,168
Eastman Chemical	3,730	291,388
Huntsman	57,450	1,275,964
PPG Industries	1,500	183,120
Sherwin-Williams	7,294	5,082,021
Valvoline	21,700	413,168
		11,259,649
Commercial Services & Supplies–0.08%
Republic Services	4,900	457,415
		457,415
Communications Equipment–1.29%
†Ciena	8,100	321,489
Cisco Systems	27,760	1,093,466
†CommScope Holding	121,465	1,093,185
†Lumentum Holdings	4,260	320,054
Motorola Solutions	31,780	4,983,422
		7,811,616
Construction & Engineering–0.14%
†AECOM	14,430	603,751
†MasTec	5,380	227,036
		830,787
Construction Materials–0.75%
Martin Marietta Materials	19,209	4,521,030
		4,521,030
Consumer Finance–0.52%
Ally Financial	12,170	305,102
Discover Financial Services	49,476	2,858,723
		3,163,825
Containers & Packaging–3.00%
Ardagh Group	9,900	139,095
Avery Dennison	1,290	164,914
Ball	51,214	4,256,908
†Berry Global Group	16,550	799,696
†Crown Holdings	10,980	843,923
Graphic Packaging Holding	50,800	715,772
Packaging Corp. of America	22,586	2,463,003
†Pactiv Evergreen	97,229	1,234,808
Silgan Holdings	115,735	4,255,576
WestRock	93,899	3,262,051
		18,135,746
Distributors–0.49%
Genuine Parts	30,927	2,943,323
		2,943,323
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.09%
H&R Block	32,520	$ 529,751
		529,751
Diversified Financial Services–0.51%
†Berkshire Hathaway Class B	8,050	1,714,167
Equitable Holdings	27,300	497,952
Jefferies Financial Group	2,700	48,600
Voya Financial	16,890	809,538
		3,070,257
Diversified Telecommunication Services–0.67%
AT&T	19,350	551,669
CenturyLink	67,080	676,837
Verizon Communications	47,470	2,823,990
		4,052,496
Electric Utilities–3.86%
Edison International	83,544	4,247,377
Entergy	63,983	6,304,245
Exelon	35,630	1,274,129
FirstEnergy	5,700	163,647
NextEra Energy	3,810	1,057,504
NRG Energy	51,260	1,575,732
†PG&E	16,500	154,935
Southern	10,370	562,261
Xcel Energy	115,178	7,948,434
		23,288,264
Electrical Equipment–2.34%
Acuity Brands	33,603	3,439,267
AMETEK	50,525	5,022,185
Eaton	11,340	1,157,020
Hubbell	30,652	4,194,420
Regal Beloit	3,600	337,932
		14,150,824
Electronic Equipment, Instruments & Components–3.44%
Amphenol Class A	45,694	4,947,289
†Arrow Electronics	22,750	1,789,515
Avnet	20,200	521,968
CDW	39,554	4,727,890
Dolby Laboratories Class A	9,600	636,288
Jabil	4,300	147,318
†Keysight Technologies	30,271	2,990,169
National Instruments	7,800	278,460
†SYNNEX	33,760	4,728,426
		20,767,323
Energy Equipment & Services–0.05%
Baker Hughes	19,160	254,636
†National Oilwell Varco	7,200	65,232
		319,868

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–0.50%
Activision Blizzard	1,150	$ 93,093
†Electronic Arts	10,470	1,365,393
†Live Nation Entertainment	3,500	188,580
†Roku	1,300	245,440
†Spotify Technology	1,050	254,698
†Take-Two Interactive Software	4,950	817,839
†Zynga Class A	6,800	62,016
		3,027,059
Equity Real Estate Investment Trusts–7.98%
Alexandria Real Estate Equities	1,150	184,000
American Campus Communities	38,746	1,353,010
American Homes 4 Rent Class A	110,727	3,153,505
American Tower	3,170	766,284
Americold Realty Trust	4,500	160,875
†Apple Hospitality REIT	2,000	19,220
AvalonBay Communities	27,756	4,145,081
Boston Properties	47,981	3,852,874
Brandywine Realty Trust	2,000	20,680
†Brixmor Property Group	167,850	1,962,166
Camden Property Trust	975	86,756
Cousins Properties	1,500	42,885
Crown Castle International	3,380	562,770
CyrusOne	2,000	140,060
Douglas Emmett	1,360	34,136
Duke Realty	7,600	280,440
†Empire State Realty Trust Class A	1,600	9,792
†EPR Properties	900	24,750
Equinix	795	604,303
Equity LifeStyle Properties	2,985	182,980
Essex Property Trust	11,666	2,342,416
Federal Realty Investment Trust	35,064	2,575,100
First Industrial Realty Trust	1,600	63,680
Gaming and Leisure Properties	13,528	499,589
Healthcare Trust of America Class A	2,600	67,600
Highwoods Properties	1,200	40,284
†Host Hotels & Resorts	146,563	1,581,415
Hudson Pacific Properties	7,150	156,800
Invitation Homes	47,740	1,336,243
JBG SMITH Properties	52,512	1,404,171
Kilroy Realty	6,710	348,652
Kimco Realty	174,967	1,970,128
Medical Properties Trust	8,400	148,092
Mid-America Apartment Communities	399	46,264
†Outfront Media	78,157	1,137,184
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Paramount Group	86,890	$ 615,181
Rayonier	121,899	3,223,010
Realty Income	5,400	328,050
Regency Centers	43,275	1,645,315
Simon Property Group	700	45,276
SL Green Realty	1,950	90,422
STORE Capital	700	19,201
Sun Communities	1,575	221,461
Ventas	38,168	1,601,529
VEREIT	62,410	405,665
VICI Properties	32,700	764,199
Vornado Realty Trust	57,305	1,931,752
Weingarten Realty Investors	5,900	100,064
†Weyerhaeuser	137,341	3,916,965
WP Carey	29,866	1,946,069
		48,158,344
Food & Staples Retailing–1.35%
Kroger	142,896	4,845,603
†Sprouts Farmers Market	58,080	1,215,615
†U.S. Foods Holding	73,609	1,635,592
Walgreens Boots Alliance	12,900	463,368
		8,160,178
Food Products–1.28%
Archer-Daniels-Midland	21,450	997,210
Conagra Brands	18,750	669,563
Hershey	2,800	401,352
Kraft Heinz	22,140	663,093
†Pilgrim's Pride	26,900	402,559
†Post Holdings	40,878	3,515,508
†TreeHouse Foods	7,980	323,429
Tyson Foods Class A	12,680	754,206
		7,726,920
Gas Utilities–0.70%
National Fuel Gas	104,419	4,238,367
		4,238,367
Health Care Equipment & Supplies–1.69%
Cooper	100	33,712
DENTSPLY SIRONA	4,700	205,531
Hill-Rom Holdings	6,700	559,517
†Hologic	16,540	1,099,414
†ICU Medical	900	164,484
†SmileDirectClub	55,700	650,576
Teleflex	600	204,252
Zimmer Biomet Holdings	53,742	7,316,436
		10,233,922
Health Care Providers & Services–5.01%
AmerisourceBergen	49,568	4,804,131
Anthem	5,930	1,592,739
Cardinal Health	13,800	647,910

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Centene	30,050	$ 1,752,816
Cigna	24,314	4,119,035
†DaVita	11,600	993,540
†Henry Schein	49,256	2,895,268
Humana	4,325	1,790,074
†Laboratory Corp of America Holdings	30,264	5,697,803
McKesson	5,287	787,393
†Molina Healthcare	2,100	384,384
Premier Class A	14,200	466,186
†Universal Health Services Class B	40,515	4,335,915
		30,267,194
Health Care Technology–0.07%
†Veeva Systems Class A	1,500	421,785
		421,785
Hotels, Restaurants & Leisure–0.80%
Darden Restaurants	16,548	1,667,045
Domino's Pizza	2,150	914,352
Dunkin' Brands Group	7,760	635,622
Wendy's	30,640	683,119
Wyndham Destinations	30,730	945,255
		4,845,393
Household Durables–1.99%
DR Horton	9,770	738,905
Garmin	4,300	407,898
†Mohawk Industries	35,867	3,500,261
Newell Brands	277,528	4,762,380
PulteGroup	55,010	2,546,413
†Tempur Sealy International	400	35,676
		11,991,533
Household Products–0.83%
Energizer Holdings	74,334	2,909,433
Procter & Gamble	10,820	1,503,872
Spectrum Brands Holdings	10,800	617,328
		5,030,633
Independent Power and Renewable Electricity Producers–0.42%
AES	68,900	1,247,779
Vistra	69,770	1,315,862
		2,563,641
Industrial Conglomerates–0.82%
Carlisle	40,379	4,941,178
		4,941,178
Insurance–4.75%
Alleghany	4,985	2,594,443
Allstate	13,470	1,268,066
American Financial Group	2,620	175,488
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
American National Group	400	$ 27,012
†Arch Capital Group	2,770	81,023
Assurant	690	83,704
Assured Guaranty	9,470	203,416
†Athene Holding Class A	2,600	88,608
Axis Capital Holdings	3,800	167,352
Everest Re Group	1,625	321,002
Fidelity National Financial	28,750	900,162
First American Financial	5,875	299,096
Hanover Insurance Group	2,460	229,223
Hartford Financial Services Group	118,581	4,370,896
Loews	178,491	6,202,562
Marsh & McLennan	33,120	3,798,864
MetLife	6,200	230,454
Old Republic International	3,500	51,590
Progressive	40,705	3,853,542
Reinsurance Group of America	1,350	128,507
Travelers	5,960	644,812
WR Berkley	48,107	2,941,743
		28,661,565
Interactive Media & Services–0.57%
†Alphabet Class A	300	439,680
†Alphabet Class C	915	1,344,684
†IAC/InterActive	2,250	269,505
†Match Group	4,888	540,857
†Twitter	18,600	827,700
		3,422,426
Internet & Direct Marketing Retail–0.52%
eBay	18,860	982,606
†Expedia Group	20,479	1,877,720
Qurate Retail	38,350	275,353
		3,135,679
IT Services–1.45%
†Black Knight	7,221	628,588
†DXC Technology	28,880	515,508
Fidelity National Information Services	4,914	723,390
†Fiserv	5,600	577,080
Global Payments	2,297	407,901
Jack Henry & Associates	13,281	2,159,358
Leidos Holdings	12,420	1,107,243
Mastercard Class A	2,570	869,097
†Okta	1,250	267,313
Science Applications International	9,150	717,543
†Snowflake Class A	1,500	376,500
Switch Class A	3,800	59,318
†Twilio Class A	1,450	358,280
		8,767,119

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.15%
Hasbro	1,600	$ 132,352
†Mattel	12,600	147,420
†Peloton Interactive Class A	3,250	322,530
Polaris	3,500	330,190
		932,492
Life Sciences Tools & Services–0.52%
Agilent Technologies	6,100	615,734
†Charles River Laboratories International	1,375	311,369
†IQVIA Holdings	4,240	668,351
PerkinElmer	6,130	769,376
†PPD	8,200	303,318
†QIAGEN	5,900	308,334
†Repligen	1,100	162,294
		3,138,776
Machinery–4.66%
Caterpillar	6,670	994,831
Crane	6,070	304,289
Deere & Co.	3,330	738,028
IDEX	25,280	4,611,325
†Ingersoll Rand	10,215	363,654
ITT	81,289	4,800,115
Lincoln Electric Holdings	47,284	4,352,019
†Middleby	47,234	4,237,362
PACCAR	19,500	1,662,960
Parker-Hannifin	1,500	303,510
Snap-on	25,123	3,696,347
Timken	30,500	1,653,710
Toro	4,900	411,355
		28,129,505
Media–2.81%
†Charter Communications Class A	2,200	1,373,548
†Discovery Class A	19,770	430,393
†Discovery Class C	232,257	4,552,237
†DISH Network Class A	14,050	407,871
†Fox Class B	16,200	453,114
†Liberty Broadband Class C	29,340	4,191,806
†Liberty Media-Liberty SiriusXM Class C	140,216	4,638,345
Nexstar Media Group Class A	6,290	565,660
Omnicom Group	7,340	363,330
		16,976,304
Metals & Mining–0.44%
†Freeport-McMoRan	17,400	272,136
Newmont	32,755	2,078,305
Nucor	1,400	62,804
Reliance Steel & Aluminum	350	35,714
Steel Dynamics	6,240	178,651
		2,627,610
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs)–0.07%
AGNC Investment	3,200	$ 44,512
New Residential Investment	17,400	138,330
Starwood Property Trust	15,600	235,404
		418,246
Multiline Retail–0.48%
Dollar General	3,250	681,265
†Kohl's	71,035	1,316,278
†Nordstrom	53,400	636,528
Target	1,530	240,853
		2,874,924
Multi-Utilities–2.51%
CenterPoint Energy	5,170	100,039
CMS Energy	94,582	5,808,281
Consolidated Edison	2,500	194,500
MDU Resources Group	5,900	132,750
Sempra Energy	12,922	1,529,448
WEC Energy Group	76,429	7,405,970
		15,170,988
Oil, Gas & Consumable Fuels–3.12%
Cabot Oil & Gas	207,298	3,598,693
†Cheniere Energy	16,250	751,887
Chevron	10,830	779,760
Cimarex Energy	1,900	46,227
Concho Resources	8,530	376,344
Diamondback Energy	139,822	4,211,439
EOG Resources	5,900	212,046
†EQT	143,926	1,860,963
Equitrans Midstream	174,065	1,472,590
HollyFrontier	19,700	388,287
Kinder Morgan	18,400	226,872
Murphy Oil	6,300	56,196
ONEOK	17,230	447,635
Phillips 66	8,540	442,714
Pioneer Natural Resources	1,900	163,381
Valero Energy	1,530	66,280
Williams	189,339	3,720,511
		18,821,825
Personal Products–0.18%
†Coty Class A	135,436	365,677
†Herbalife Nutrition	15,880	740,802
		1,106,479
Pharmaceuticals–0.85%
Bristol-Myers Squibb	22,680	1,367,377
†Elanco Animal Health	11,100	310,023
†Jazz Pharmaceuticals	8,900	1,269,051
Johnson & Johnson	4,470	665,494
†Mylan	19,900	295,117
†Nektar Therapeutics	11,400	189,126
Perrigo	4,400	202,004

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer	21,960	$ 805,932
		5,104,124
Professional Services–0.38%
†CoStar Group	1,100	933,361
ManpowerGroup	6,740	494,244
Nielsen Holdings	6,900	97,842
TransUnion	9,000	757,170
		2,282,617
Real Estate Management & Development–0.91%
†CBRE Group Class A	95,772	4,498,411
†Cushman & Wakefield	93,405	981,686
		5,480,097
Road & Rail–0.45%
CSX	19,560	1,519,225
Landstar System	1,160	145,569
Old Dominion Freight Line	2,810	508,385
Schneider National Class B	7,900	195,367
Union Pacific	1,840	362,241
		2,730,787
Semiconductors & Semiconductor Equipment–1.44%
Analog Devices	35,198	4,109,015
Intel	24,500	1,268,610
Lam Research	5,650	1,874,387
†ON Semiconductor	16,160	350,510
†Qorvo	2,860	368,969
QUALCOMM	6,390	751,975
		8,723,466
Software–2.21%
†Crowdstrike Holdings Class A	4,200	576,744
†Dropbox Class A	13,300	256,158
†FireEye	45,300	559,229
†HubSpot	2,500	730,575
†Medallia	7,100	194,682
Oracle	23,220	1,386,234
†Palantir Technologies Class A	23,600	224,200
†Palo Alto Networks	2,175	532,331
†Pluralsight Class A	13,400	229,542
†Proofpoint	5,750	606,912
†RealPage	15,300	881,892
SS&C Technologies Holdings	3,590	217,267
†Synopsys	24,273	5,193,937
†Unity Software	20,200	1,763,056
		13,352,759
Specialty Retail–3.10%
Advance Auto Parts	3,850	590,975
†AutoZone	5,241	6,172,011
Best Buy	69,635	7,749,679
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Burlington Stores	375	$ 77,284
Dick's Sporting Goods	13,500	781,380
Foot Locker	4,000	132,120
†Gap	179,804	3,062,062
†Ulta Beauty	200	44,796
Williams-Sonoma	1,500	135,660
		18,745,967
Technology Hardware, Storage & Peripherals–0.65%
†Dell Technologies Class C	21,999	1,489,112
†NCR	55,250	1,223,235
NetApp	18,670	818,493
†Pure Storage Class A	7,500	115,425
†Western Digital	6,900	252,195
		3,898,460
Textiles, Apparel & Luxury Goods–0.84%
†Carter's	24,006	2,078,440
†Ralph Lauren	43,690	2,969,609
		5,048,049
Thrifts & Mortgage Finance–0.06%
MGIC Investment	38,500	341,110
		341,110
Tobacco–0.35%
Altria Group	36,930	1,426,975
Philip Morris International	9,500	712,405
		2,139,380
Trading Companies & Distributors–0.41%
†HD Supply Holdings	8,200	338,168
MSC Industrial Direct Class A	10,600	670,768
†United Rentals	2,720	474,640
†Univar Solutions	28,300	477,704
WW Grainger	1,475	526,236
		2,487,516
Water Utilities–0.04%
American Water Works	1,200	173,856
Essential Utilities	1,800	72,450
		246,306
Total Common Stock (Cost $480,120,855)		555,587,428
RIGHTS–0.00%
†Bristol-Myers Squibb	1,520	3,420
Total Rights (Cost $3,237)		3,420

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–7.11%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	42,965,488	$ 42,965,488
Total Money Market Fund (Cost $42,965,488)		42,965,488

TOTAL INVESTMENTS–99.12% (Cost $523,089,580)	598,556,336
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.88%	5,285,692
NET ASSETS APPLICABLE TO 40,721,568 SHARES OUTSTANDING–100.00%	$603,842,028

† Non-income producing.

The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
2	British Pound	$161,300	$163,118	12/14/20	$—	$(1,818)
2	Euro	293,388	295,393	12/14/20	—	(2,005)
2	Japanese Yen	237,187	236,220	12/14/20	967	—
					967	(3,823)
Equity Contracts:
14	E-mini Russell 2000 Index	1,053,080	1,065,243	12/18/20	—	(12,163)
60	E-mini S&P 500 Index	10,056,000	10,150,345	12/18/20	—	(94,345)
118	E-mini S&P MidCap 400 Index	21,899,619	22,044,890	12/18/20	—	(145,271)
7	Euro STOXX 50 Index	262,136	270,845	12/18/20	—	(8,709)
2	FTSE 100 Index	150,752	149,081	12/18/20	1,671	—
1	Nikkei 225 Index (OSE)	219,884	217,801	12/10/20	2,083	—
					3,754	(260,488)
Total Futures Contracts					$4,721	$(264,311)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$555,587,428	$—	$—	$555,587,428
Rights	3,420	—	—	3,420
Money Market Fund	42,965,488	—	—	42,965,488
Total Investments	$598,556,336	$—	$—	$598,556,336
Derivatives:

Assets:
Futures Contracts	$4,721	$—	$—	$4,721
Liabilities:
Futures Contracts	$(264,311)	$—	$—	$(264,311)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9